SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Real Estate Assets By Class	The estimated useful lives of the Company’s real estate assets by class are generally as follows:

Buildings	40 years
Site improvements	15 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term
The estimated useful lives of the Company’s real estate assets by class are generally as follows:

Buildings	40 years
Site improvements	15 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term

Schedule of error corrections and prior period adjustments	The reclassifications have been made to the condensed consolidated statements of operations for the three and six months ended June 30, 2020 as follows (in thousands):

	Three Months Ended June 30, 2020			Six Months Ended June 30, 2020
	As previously reported	Reclassification	As Revised	As previously reported	Reclassification	As Revised
Condensed Consolidated Statements of Operations
General and administrative	$4,235	$(1,215)	$3,020	$7,917	$(2,015)	$5,902
Management fees	$11,398	$(1,648)	$9,750	$22,488	$(2,888)	$19,600
Transaction-related	$330	$(205)	$125	$582	$(332)	$250
Expense reimbursements to related parties	$—	$3,057	$3,057	$—	$5,235	$5,235
Interest expense and other, net	$15,509	$11	$15,520	$31,276	$—	$31,276